INCOME TAX - Net operating losses expiring in various years (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Canada [Member]
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	$ 9,758,413
Canada [Member] | 2043
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	3,719,705
Canada [Member] | 2044
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	3,060,740
Canada [Member] | 2045
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	2,977,968
Bolivia [Member]
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	6,453,806
Bolivia [Member] | 2026
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	763,735
Bolivia [Member] | 2027
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	1,312,466
Bolivia [Member] | 2028
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	1,787,409
Bolivia [Member] | 2029
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	1,928,247
Bolivia [Member] | 2030
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	$ 661,949